August 1, 2006
VIA EDGAR
United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE
Room: 6125
Washington DC, 20549
ATTN: H. Christopher Owings, Assistant Director
RE:   RETAIL VENTURES, INC.
AMENDMENT NO. 2 TO REGISTRATION STATEMENT ON FORM S-3,
FILED JULY 17, 2006; COMMISSION FILE NO. 333-134225

Dear Mr. Owings:
On behalf of Retail Ventures, Inc. (the “Company”), we are hereby responding to comments by the staff (the “Staff”) of the Securities and Exchange Commission contained in your letter dated July 28, 2006 (the “Comment Letter”), in connection with the above-captioned registration statement (the “Registration Statement”). For convenience of reference, each of the Staff’s comments is reproduced below in italics under the Staff’s topic headings followed in each case by the related Company response.
United States Federal Income Tax Consequences, page 44

1.	Please delete the references throughout this section indicating that the disclosure is a summary since you have not filed a long-form tax opinion and therefore the disclosure in this section constitutes your tax opinion. Please identify tax counsel in this section, and clarify throughout which matters are the opinion of counsel.

Company Response:

We believe it would be inappropriate and potentially misleading to investors not to disclose that the tax disclosure represents a mere summary of the material federal income tax consequences to holders. Without this qualification, a holder might mistakenly believe that the tax treatment set forth in the summary will apply to him, or that some other tax consequence will not apply to him, when in fact, due to his particular tax attributes, the tax consequences of his holding of the PIES may be different from those contemplated in the summary tax disclosure. Additionally, where the tax consequences even to a generic holder of PIES are so uncertain, it would be misleading to refer to the entire tax disclosure as an opinion. The Company has revised the tax disclosure to reflect the fact that Skadden, Arps, Slate, Meagher & Flom LLP has reviewed the disclosure and has opined as to its fairness and accuracy.

Exhibit 5.1

2.	Counsel should confirm our understanding that its reference to the “General Corporation Law of Ohio” includes the statutory provisions and also all applicable provisions of the state constitution and reported judicial decisions interpreting these laws.

Company Response:

Vorys, Sater, Seymour and Pease LLP has advised the Company that the reference to the “General Corporation Law of Ohio” in Exhibit 5.1 to the Registration Statement includes the statutory provisions and also all applicable provisions of the state constitution and reported judicial decisions interpreting these laws.

3.	Please remove the statement indicating that counsel has no duty to update or supplement the opinion or file an opinion dated as of the effective date of the registration statement.

Company Response:

Vorys, Sater, Seymour and Pease LLP has revised its opinion to remove the following sentence from the last paragraph in Exhibit 5.1 to the registration statement: “Our opinion is expressed as of the date hereof, and we do not assume any obligation to update or supplement our opinion to reflect any fact or circumstance subsequently arising or any change in law subsequently occurring after such date.”

Exhibit 5.2

4.	Please file a final opinion. We note bracketed information in the opinion you have filed.

Company Response:

Skadden, Arps, Slate, Meagher & Flom LLP has revised its opinion to remove bracketed information.

Exhibit 8.2

5.	We note your disclosure in the last two paragraphs on the bottom of page 4 that the discussion in the registration statement is a “fair and accurate summary of the United States federal tax consequences...” Counsel must opine on the tax consequences and not the manner in which they are described in the prospectus. Please revise.

Company Response:

Due to the uncertainties inherent in the tax treatment of PIES transaction, and the wide variety in taxpayers’ individual tax situations, it is not possible for tax counsel to issue a definitive opinion regarding the tax consequences of the purchase, ownership, and disposition of the PIES. Any attempt to do so would create the risk that investors would be mislead to their detriment, as described above in the answer to Question 1.

6.	Please remove the limiting language in the last paragraph of the opinion that indicates that the opinion “is solely for the Underwriter’s benefit....” Please delete the disclosure that suggests investors are not entitled to rely on this opinion. Please file a tax opinion addressed to the company.

Company Response:

Skadden, Arps, Slate, Meagher & Flom LLP has made the requested changes.
*****
We thank you for your prompt attention to this letter responding to the Staff’s Comment Letter and look forward to hearing from you at your earliest convenience. Please direct any questions concerning this filing to the undersigned at (212) 735-2588.
Very truly yours,
/s/ Robert M. Chilstrom

Robert M. Chilstrom

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